Earnings per ordinary share	6 Months Ended
Jun. 30, 2018
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Earnings per ordinary share

18 Earnings per ordinary share

Earnings per ordinary share

			Weighted average
			number of ordinary
			shares outstanding
	Amount		during the period		Per ordinary share
	(in EUR million)		(in millions)		(in EUR)
	1 January to 30 June		1 January to 30 June		1 January to 30 June
6 month period	2018	2017	2018	2017	2018	2017
Basic earnings	2,605	2,980	3,887.4	3,881.2	0.67	0.77
Effect of dilutive instruments:
Stock option and share plans			2.1	3.2

			2.1	3.2
Diluted earnings	2,605	2,980	3,889.5	3,884.4	0.67	0.77